Taxes	12 Months Ended
Jun. 30, 2025
Taxes [Abstract]
TAXES

NOTE 15 – TAXES

The Company is registered in the Cayman Islands. The Company generated substantially all of its income/ (loss) from its PRC operations for the years ended June 30, 2025, 2024 and 2023.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

E-Home Hong Kong is not subject to tax on income or capital gain since there have no operations in Hong Kong for the years ended June 30, 2025, 2024 and 2023, respectively.

PRC

Income Tax

On March 16, 2007, the National People’s Congress of PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to enterprise income tax (“EIT”) at a uniform rate of 25%. The EIT Law became effective on January 1, 2008. 25% tax rates apply to all the PRC operation subsidiaries in the Company.

The provision for income tax for the years ended June 30, 2025, 2024 and 2023, consisted of the following:

	2025	2024	2023
Current income tax provision	$-	$21,624	$(138,418)
Deferred income tax provision	-	-	424,753
Total	$-	$21,624	$286,335

The following table sets forth reconciliation between the statutory EIT rate and the effective tax for the years ended June 30, 2025, 2024 and 2023, respectively:

	2025	2024	2023
Loss before income taxes	$(5,933,702)	$(13,446,001)	$(11,760,317)
Provision for income taxes at statutory tax rate in the PRC	(1,483,426)	(3,054,079)	(2,798,020)
Temporary difference not recognized as deferred tax assets	1,483,426	3,068,137	3,078,891
Effect of expense for which no income tax is deductible	-	7,566	5,464
Income tax expense	$-	$21,624	$286,335

The significant components of deferred tax assets and liabilities as of June 30, 2025 and 2024 were as follows:

	2025	2024
Deferred tax assets
Advanced from customers	$74,696	125,472
Total deferred tax assets	74,696	125,472
Allowance for deferred tax assets	(74,696)	(125,472)
Deferred tax assets, net	-	-

Deferred tax liabilities
Business combinations	$397,423	1,819,826
Total deferred tax liabilities	397,423	1,819,826

Value Added Tax (“VAT”)

Revenues from installation and maintenance services, housekeeping services and senior care services, which are classified as household services industry, are subject to a value-added tax, or VAT, rate of 6%. Upon the implementation of the preferential tax policy under the Announcement on Tax Policies for Community Family Services such as Elderly Care, Childcare and Domestic Services (Caishui [2019] No. 76) issued by the Ministry of Finance and other relevant PRC authorities, these services have been exempt from VAT. Sales of goods in connection with the provision of such services, are subject to a VAT rate of 13%.

Revenue from educational consulting services is subject to a VAT tax rate of 6%.

Taxes payable

The Company’s taxes payable as of June 30, 2025 and 2024, consisted of the following:

	2025	2024
Income tax payable	$24,205	$24,313
Other tax payables	12,101	11,917
Total	$36,306	$36,230